Fair Value Measurements (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	$ 6,940	$ 4,145	$ 30,278
Common stock warrants [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	6,940	4,145	30,278
Fair Value, Inputs, Level 1 [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0	0	0
Fair Value, Inputs, Level 1 [Member] | Common stock warrants [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0	0	0
Fair Value, Inputs, Level 2 [Member] | Common stock warrants [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	6,940	4,145	30,278
Fair Value, Inputs, Level 3 [Member] | Common stock warrants [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	$ 6,940	$ 4,145	$ 30,278